Subsequent Events - Termination of Forward Purchase Agreements (Details) - USD ($)		3 Months Ended
	Mar. 18, 2024	Mar. 31, 2024
Subsequent Events
Subscription receivable and derivative liability		$ 20,300,000
ACM ARRT J LLC
Subsequent Events
Number of shares retained upon termination agreement	3,100,000
Liquidated damages if it fails to meet requirements subject to termination agreement	$ 1,500,000
Subscription receivable and derivative liability		1,500,000
Polar
Subsequent Events
Number of shares retained upon termination agreement	3,175,000
Liquidated damages if it fails to meet requirements subject to termination agreement	$ 1,500,000
Subscription receivable and derivative liability		1,500,000
Subsequent Events
Subsequent Events
Subscription receivable and derivative liability		$ 20,300,000
Subsequent Events | ACM ARRT J LLC
Subsequent Events
Number of shares retained upon termination agreement	3,100,000
Liquidated damages if it fails to meet requirements subject to termination agreement	$ 1,500,000
Subsequent Events | Polar
Subsequent Events
Number of shares retained upon termination agreement	3,175,000
Liquidated damages if it fails to meet requirements subject to termination agreement	$ 1,500,000